Basis of Preparation and Summary of Significant Accounting Policies - Additional Information (Detail) - TRY (₺)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 22, 2017	Apr. 14, 2014
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Impairment of assets				₺ 19,897,000
Financial loan sold					₺ 89,607,000	₺ 87,589,000
Acquisition of shares			₺ (267,920,000)
Depreciation method property plant and equipment	Decrease in inflation rate in subsequent years led the three-year cumulative rate as of the end of 2014 to decrease to 65%.
Three-year cumulative inflation rate				65.00%
Salary calculation period	30 days
Employee payments	₺ 1,787,116,000	₺ 1,490,961,000	1,356,612,000
Percentage of net earnings to gross earning	1.40%
Percentage of revenues comprised	7.25%
Revenue commission percentage	15.00%
Revenue from operations	₺ 15,115,816,000	₺ 12,883,974,000	11,972,443,000
Expected credit loss period	12 months
Top of range [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Percentage of voting rights in associates	20.00%
Bottom of range [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Percentage of voting rights in associates	50.00%
Employee payments	₺ 6,000,000
Maritime Affairs and Communications [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Revenue from operations	₺ 257,866,000
Belarusian Telecom [member] | Special GSM and UMTS services licenses [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Service licenses acquired, life	10 years
Additional contractual life of service license	10 years
Donetsk and Luhansk [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Impairment Loss	₺ 10,872,000
Retained earnings [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Acquisition of shares			₺ (929,013,000)
Lifecell [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Ownership interest percentage			100.00%